LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
LEASES [Abstract]
LEASES

NOTE 7 - LEASES

Operating Lease - The Company leases office space in Casper, Wyoming for $4,892 a month through June 2018.  The Company further leases space in Billings, Montana for of $1,447 a month through February 2014.

The future minimum lease payments for non-cancelable operating leases as of September 30, 2013 are as follows:

Twelve months ending September 30

 Lease Payments

2014

65,942

2015

58,704

2016

58,704

2017

58,704

2018

44,028

Total Minimum Lease Payments

$

286,082

Lease expense charged to operations was $56,204 and $55,417 for the nine months ended September 30, 2013 and 2012, respectively.

NOTE 6 - LEASES

Operating Lease - The Company leases office space in Casper, Wyoming for $4,750 a month through June 2018.  The Company further leases space in Billings, Montana for of $1,406 a month through February 2014.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2012 are as follows:

Year ending December 31:	Lease Payments
2013	$74,732
2014	61,517
2015	58,704
2016	58,704
2017	58,704
Thereafter	29,352
Total Minimum Lease Payment	$341,713

Lease expense charged to operations was $73,880 and $73,872 for the periods ended December 31, 2012 and 2011, respectively.